Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	€ 791
Additions right-of-use assets	6,995	1,111
Depreciation charge for the period	(454)	(320)
Revaluation of right-of-use assets	708
Derecognition of right-of-use assets	(44)
Right-of-use assets, ending balance	7,996	791
Equipments [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance
Additions right-of-use assets	48
Depreciation charge for the period	(3)
Revaluation of right-of-use assets
Derecognition of right-of-use assets
Right-of-use assets, ending balance	45
Properties [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	357
Additions right-of-use assets	6,673	650
Depreciation charge for the period	(360)	(293)
Revaluation of right-of-use assets	708
Derecognition of right-of-use assets
Right-of-use assets, ending balance	7,378	357
Vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	248
Additions right-of-use assets	274	267
Depreciation charge for the period	(84)	(19)
Revaluation of right-of-use assets
Derecognition of right-of-use assets	(44)
Right-of-use assets, ending balance	394	248
Land [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	186
Additions right-of-use assets		194
Depreciation charge for the period	(7)	(8)
Revaluation of right-of-use assets
Derecognition of right-of-use assets
Right-of-use assets, ending balance	€ 179	€ 186